Fair Value Measurement (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement [abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	56.58%	40.24%
Risk-free interest rate	0.12%	1.61%
Expected life	1 year 9 months	2 years 9 months 3 days